DERIVATIVE FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividend yield		0.00%
Minimum One [Member]
Quoted market price		$ 0.125
Expected volatility		307.00%
Maximum One [Member]
Quoted market price		$ 0.155
Expected volatility		311.00%
Warrants
Change in fair value of derivative liabilities	$ 35,609
Convertible Notes
Change in fair value of derivative liabilities	$ 8,220,700
Derivative Liabilities
Dividend yield	0.00%
Derivative Liabilities | Minimum One [Member]
Weighted average risk-free interest rate	0.04%
Expected life	0.25 to 2.7 years
Quoted market price	$ 0.027
Expected volatility	291.30%
Derivative Liabilities | Maximum One [Member]
Weighted average risk-free interest rate	0.41%
Expected life	0.25 to 2.7 years
Quoted market price	$ 0.027
Level 3
Derivative liability	$ 8,256,309	$ 5,265,139	$ 8,836,514	$ 0
Change in fair value of derivative liabilities	8,256,309
Gain from change in fair value of debt derivatives	$ 3,098,381